INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8:-	INTANGIBLE ASSETS, NET

Intangible assets:

	December 31,
	2023	2022

Cost:
Acquired technology	$45,607	$45,607
Customers relationships and brand name	9,817	9,817

	55,424	55,424

Accumulated amortization:
Acquired technology	29,889	25,921
Customers relationships and brand name	9,817	9,817

	39,706	35,738

Intangible assets, net	$15,718	$19,686

Amortization expenses for the years ended December 31, 2023, 2022 and 2021 were $3,968, $3,706 and $1,857, respectively.

Future estimated amortization expenses for the years ending:

December 31,

2024	$3,968
2025	3,968
2026	3,725
2027	3,662
2028	395

Total	$15,718